Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue		€ 95,474	€ 16,132	€ 133,700	€ 155,935
Other revenue		812	293	1,522	970
Advertising spend		64,613	5,465	83,254	108,020
ROAS contribution		30,861	10,667	50,446	47,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	2,961	2,654	5,547	5,468
Other selling and marketing, including related party		6,753	7,382	11,449	16,204
Technology and content, including related party	[1],[2],[3]	13,753	18,293	26,393	35,909
General and administrative, including related party	[1],[2],[3]	10,189	9,019	18,704	24,324
Amortization of intangible assets	[2]	68	36	68	361
Impairment of goodwill		0	0	0	207,618
Operating loss		(2,863)	(26,717)	(11,715)	(241,969)
Other income/(expense)
Interest expense		(146)	(59)	(202)	(105)
Other, net		(274)	(274)	632	(598)
Total other income/(expense), net		(420)	(333)	430	(703)
Loss before income taxes		(3,283)	(27,050)	(11,285)	(242,672)
Expense/(benefit) for income taxes		6	(6,913)	(1,256)	(8,035)
Loss before equity method investment		(3,289)	(20,137)	(10,029)	(234,637)
Income/(loss) from equity method investment		0	(21)	0	213
Net loss		(3,289)	(20,158)	(10,029)	(234,424)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		43,728	4,891	53,262	62,195
Other revenue		0	0	0	0
Advertising spend		29,771	1,372	34,665	37,620
ROAS contribution		13,957	3,519	18,597	24,575
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		37,572	6,533	55,861	61,171
Other revenue		0	0	0	0
Advertising spend		28,564	2,097	38,553	45,995
ROAS contribution		9,008	4,436	17,308	15,176
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		12,148	2,457	20,492	27,231
Other revenue		0	0	0	0
Advertising spend		6,278	1,996	10,036	24,405
ROAS contribution		5,870	461	10,456	2,826
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		2,026	2,251	4,085	5,338
Other revenue		812	293	1,522	970
Advertising spend		0	0	0	0
ROAS contribution		2,026	2,251	4,085	5,338
Referral revenue
Segment Reporting Information [Line Items]
Revenue		93,448	13,881	129,615	150,597
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		43,728	4,891	53,262	62,195
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		37,572	6,533	55,861	61,171
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		12,148	2,457	20,492	27,231
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		1,214	1,958	2,563	4,368
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 1,214	€ 1,958	€ 2,563	€ 4,368

[1]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(1) Includes share-based compensation as follows:
Cost of revenue	€71	€70	€121	€120
Selling and marketing	299	345	525	677
Technology and content	1,065	1,146	1,729	2,181
General and administrative	3,461	2,625	5,640	4,709

[2]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€31	€50	€63	€100
Amortization of internal use software and website development costs included in technology and content	1,167	992	2,320	1,922
Amortization of internal use software costs included in general and administrative	86	161	171	325
Amortization of acquired technology included in amortization of intangible assets	68	36	68	72

[3]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(3) Includes related party expense as follows:
Cost of revenue	€—	€—	€—	€—
Selling and marketing	52	31	73	88
Technology and content	13	13	27	85
General and administrative	—	(204)	—	22